Other Long-Term Liabilities - Additional Information (Detail) - CAD ($) $ in Millions				9 Months Ended	12 Months Ended
	Sep. 03, 2025	Jul. 24, 2025	Dec. 07, 2023	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Detailed about Other Long term Liabilities [Line Items]
Cash consideration of financing arrangement	$ 5.1	$ 10.4	$ 11.7
Borrowings interest rate	7.40%	7.70%	7.50%
Monthly Interest Payables For Financing Arrangement		$ 0.1	$ 0.1
Borrowings maturity	September 2030	July 2030	December 2028
Current borrowings and current portion of non-current borrowings				$ 0.0	$ 1.2	$ 0.0
Repayments of borrowings				0.7	1.0
Repayments Of Borrowings					0.5	0.0
Monthly interest payable for instalment payment contract	$ 0.1
Installment Payment Contract [Member]
Disclosure of Detailed about Other Long term Liabilities [Line Items]
Repayments of borrowings					0.2	0.0
LETL Governmental Loan Benefit [Member]
Disclosure of Detailed about Other Long term Liabilities [Line Items]
Government debt instruments held					82.8
Loan Interest					38.6	0.0
MENDM Loan [Member]
Disclosure of Detailed about Other Long term Liabilities [Line Items]
Non-current loans and receivables					60.0
Non-current loans and payable				7.3	6.2	7.3
Financing Arrangements [Member]
Disclosure of Detailed about Other Long term Liabilities [Line Items]
Current borrowings and current portion of non-current borrowings				$ 1.0	$ 1.0	$ 1.0